Fixed Assets (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021
Fixed Assets (Details) [Line Items]
Depreciation expense				$ 109,611	$ 99,980	$ 329,411	$ 296,685	$ 428,977	$ 369,236
Carrying value								1,359,091	$ 1,690,420
Monthly payment	$ 37,171	$ 9,733	$ 19,487
Interest rate	8.00%	8.00%	8.00%							8.00%
Fixed assets carrying value				$ 1,316,830		$ 1,316,830		$ 1,359,091
Lab equipment monthly payment	$ 37,171	$ 9,733	$ 19,487
Financed Assets [Member]
Fixed Assets (Details) [Line Items]
Interest rate	8.00%	8.00%	8.00%